Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of transactions with related party

Years ended December 31:	2023	2022	2021
Fee income	$425	$1,191	$1
Interest income	79	—	—
Other income	—	462	—
Dividends received	89	198	198
Royalty expenses	(778)	(682)	(700)
Fee expenses	(41)	(2,198)	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(886)	(4,914)	(1,007)

Schedule of key management personnel

Years ended December 31:	2023		2022		2021
Short-term employee benefits	$1,760	*	$1,817	*	$1,288	*
Post-employment benefits	148		142		80
Directors’ fees	529		666		659
Share-based compensation**	—		—		1,087
Total	$2,437		$2,625		$3,114

*Net of salary and expenses.

**Amounts computed based on fair values using the Black-Scholes-Merton formula. (See Note 18).